Segment reporting	12 Months Ended
Dec. 31, 2025
Segment reporting
Segment reporting

Note 14 — Segment reporting

ASC Topic 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Group’s internal organizational structure, as well as information about geographical areas, business segments and major customers in financial statements for details on the Group’s business segments. Reportable operating segments include components of an entity about which separate financial information is available and which operating results are regularly reviewed by the chief operating decision maker (“CODM”), the Chief Executive Officer, Mr. Yuan Li, to make decisions about resources to be allocated to the segment and assess each operating segment’s performance.

The Group primarily offers (i) one-stop comprehensive adult education supporting services, (ii) safety technology training services, (iii) online course services and (iv) customized equipment sales.

Based on the management’s assessment, the Group considers itself to have a single operating segment and one reportable segment for the year ended December 31, 2023 and 2024. For the year ended December 31, 2025, the Group determined that it operates in four segments: (i) one-stop comprehensive adult education supporting services, (ii) safety technology training services, (iii) online course services and (iv) customized equipment sales.

The Group evaluates the performance of each operating segment based on several factors, of which the primary financial measures are operating segment profit or loss, as shown in the table below.

Note 14 — Segment reporting (continued)

The table below provides a summary of the Group’s reportable segment information for the year ended December 31, 2025.

	For the year ended December 31, 2025
	Adult	Safety
	education	technology	Online	Customized
	supporting	training	course	equipment
	services	services	services	sales	Consolidation
	RMB	RMB	RMB	RMB	RMB	US$
Revenue	16,639,576	8,417,926	414,055	229,956	25,701,513	3,673,691
Operating costs and expenses	26,017,110	6,614,754	1,165,343	183,272	33,980,479	4,857,060
Segment profit (loss)	(9,377,534)	1,803,172	(751,288)	46,684	(8,278,966)	(1,183,369)
Unallocated (1):
Other operating expenses					(4,294,025)	(613,776)
Other income					1,858,302	265,620
Loss before income taxes					(10,714,689)	(1,531,525)

Long-lived assets	6,415,816	3,893,980	19,189,308	—	29,499,104	4,216,507
Goodwill	6,813,568	8,023,610	11,645,998	67,121	26,550,297	3,795,014
Current assets	37,646,941	27,611,546	22,161,654	259,850	87,679,991	12,532,696
Unallocated current assets (2)					221,373	31,642
Consolidated total assets					143,950,765	20,575,859
(1)	The unallocated items consist of staff cost at headquarters, legal and professional fee and other expenses.
(2)

The asset categories reviewed by CODM consist of long-lived assets and current assets. Assets are allocated to each segment based on operations or their physical location. The unallocated current assets include cash and cash equivalent, other receivables and deferred offering costs attributable to headquarter operations.

The accounting policies of the operating segments are the same as the Group’s accounting policies described in note 2. Segment profit (loss) represents the profit or loss earned from each segment without allocation of certain other operating expenses and other income. This is the measure reported to the CODM for the purposes of resource allocation and performance assessment. The Group generates substantially all of its revenue from clients in China. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in China.